Debt	12 Months Ended
Mar. 31, 2023
Debt
Debt

7. Debt

The Company’s borrowings, including short-term and long-term portions consisted of the following:

			Yen in thousands
			March 31,
	Interest Rate	Maturity	2023	2022
Amended term loan with Japan Finance Corporation	0.36% to 1.26%	August 31, 2026	¥13,975	¥15,500
Term loan with Resona Bank, Limited	0.00% to 1.20%	November 30, 2030	24,220	25,000
Term loan with SBI Estate Finance Co., Ltd.	6.00%	September 5, 2037	43,187	45,011
Total long-term debt			81,382	85,511
Less: unamortized debt issuance costs			(998)	(1,067)
Subtotal			80,384	84,444
Current portion of long-term debt, net of debt issuance costs			(9,791)	(4,970)
Long-term debt, excluding current portion, net of debt issuance costs			¥70,593	¥79,474

On September 3, 2014, the Company entered into the term loan agreement with Japan Finance Corporation for ¥15,000 thousand, which matured on September 30, 2021. The term loan incurs variable interest at 0.90% through 8.55% per annum. The term loan agreement does not require periodic principal repayments and is payable in full upon maturity.

On September 30, 2021, the Company refinanced the existing term loan with Japan Finance Corporation to extend the maturity date to August 31, 2026, and changed the interest rate. This refinancing resulted in ¥500 thousand of net proceeds. The variable interest rate per annum on the new term loan is 0.36% from September 30, 2021 to September 30, 2024, and 1.26% from October 1, 2024 to the maturity date. The new term loan agreement requires monthly principal repayments beginning from September 30, 2022 to the maturity date. Yusuke Shono, the CEO of the Company, has guaranteed the term loan agreement with Japan Finance Corporation.

On December 18, 2020, the Company entered into the term loan agreement with Resona Bank, Limited, for ¥25,000 thousand, which matures on November 30, 2030. The interest rate per annum on the term loan is variable at 0% through December 17, 2023 and 1.20% from December 18, 2023 to maturity. The term loan agreement requires monthly principal repayments beginning from December 31, 2022 to the maturity date. Yusuke Shono, the CEO of the Company, has guaranteed the term loan agreement with Resona Bank, Limited.

On August 31, 2017, the Company entered into the term loan agreement with SBI Estate Finance Co., Ltd. for ¥52,000 thousand, which matures on September 5, 2037. Cash proceeds received for this term loan were ¥50,623 thousand, net of issuance costs. The contract interest rate on the term loan was 6.00% per annum and the effective interest rate was 6.28% per annum as of March 31, 2023 and 2022. The effective interest rate was higher than the contract rate due to amortization of debt issuance costs related to the term loan. The term loan agreement requires equal monthly repayments with principal and interest for ¥373 thousand.

The debt issuance costs of ¥1,377 thousand are being amortized over the 20-year life of the term loan resulting in ¥69 thousand, ¥69 thousand, and ¥68 thousand of issuance costs being amortized through interest expense for the fiscal years ended March 31, 2023, 2022, and 2021, respectively. Unamortized debt issuance costs are ¥998 thousand and ¥1,067 thousand as of March 31, 2023 and 2022, respectively and are presented in the Consolidated Balance Sheets as a direct deduction from the carrying value of the debt. Yusuke Shono, the CEO of the Company, has guaranteed the term loan agreement with SBI Estate Finance Co., Ltd. and pledged his personal assets as collateral.

None of the term loan agreements contain any financial covenants.

Contractual maturities of long-term debt as of March 31, 2023 are as follows:

(Yen in thousands)
2024	¥9,860
2025	9,076
2026	9,203
2027	7,062
2028	5,575
Thereafter	40,606
Total	¥81,382